Acquisitions, divestment of product rights and out-licensing - Additional information (Details)					1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 17, 2024 USD ($)	Jul. 01, 2024 USD ($)	Nov. 21, 2022 USD ($) product $ / shares	Jan. 07, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill					$ 8,926,000,000	$ 8,946,000,000		$ 8,946,000,000	$ 8,946,000,000	$ 8,926,000,000	$ 8,926,000,000
Consideration paid for acquisition of businesses									61,000,000	0	666,000,000
Current income tax liabilities					175,000,000	104,000,000		104,000,000	104,000,000	114,000,000	175,000,000
Pro forma net sales											8,776,000,000
Pro forma net income											192,000,000
Acquisitions of assets, net of cash acquired									0	2,000,000	485,000,000
Net gain on product divestments									57,000,000	0	0
Deferred income, current						73,000,000		73,000,000	73,000,000	78,000,000
Deferred income						86,000,000		86,000,000	86,000,000	32,000,000
China divestment of product rights and out-licensing
Disclosure of detailed information about business combination [line items]
Divestment, value of ordinary shares received	$ 116,000,000
Divestment, percentage of ordinary shares received	16.70%
Divestment, transaction costs capitalized	$ 2,000,000
Divestment, additional potential consideration	50,000,000
Net gain on product divestments						57,000,000
Divestment, net carrying value of divested rights	$ 2,000,000
Supply agreement, term	15 years
Deferred income, current	$ 2,000,000
Deferred income	$ 54,000,000
Ivantis, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)				100.00%
Acquisitions of assets, net of cash acquired											477,000,000
Acquisition of assets, upfront consideration				$ 479,000,000
Acquisition of assets, direct acquisition costs											2,000,000
BELKIN Vision Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)		100.00%
Goodwill		$ 20,000,000										$ 20,000,000
Consideration transferred		92,000,000										92,000,000
Previously-held FVOCI financial investments		20,000,000										20,000,000
Consideration paid for acquisition of businesses		61,000,000				$ 1,000,000
Contingent consideration, maximum amount		$ 385,000,000
Contingent consideration												6,000,000
Acquisition and integration costs									$ 1,000,000
Acquired business, increase in net sales								1,000,000
Acquired business, reduction in net income								$ 4,000,000
BELKIN Vision Ltd. | Level 3
Disclosure of detailed information about business combination [line items]
Contingent consideration												$ 6,000,000
Aerie Pharmaceuticals, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)			100.00%
Goodwill			$ 65,000,000				$ 21,000,000			21,000,000
Consideration transferred			744,000,000							$ 744,000,000
Consideration paid for acquisition of businesses			$ 666,000,000
Acquisition and integration costs											$ 20,000,000
Acquired business, increase in net sales					16,000,000
Acquired business, reduction in net income					$ 32,000,000
Number of products acquired | product			2
Price paid (in dollars per share) | $ / shares			$ 15.25
Contingent liability							$ 58,000,000